Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Event [Abstract]
Subsequent Event	26. Subsequent Event In January 2019, the Board of Directors declared a dividend of $0.22 per share to shareholders of record on February 18, 2019, payable on March 1, 2019.